Leases - Maturity of Lease Liabilities (Detail) $ in Thousands	Sep. 28, 2019 USD ($)
Operating Leases
2019	$ 23,318
2020	93,885
2021	94,413
2022	93,733
2023	93,454
Thereafter	789,416
Total lease payments	1,188,219
Less: Interest	(433,912)
Present value of lease liabilities	754,307
Finance Leases
2019	203
2020	756
2021	777
2022	724
2023	622
Thereafter	2,429
Total lease payments	5,511
Less: Interest	(1,209)
Present value of lease liabilities	4,302
Total
2019	23,521
2020	94,641
2021	95,190
2022	94,457
2023	94,076
Thereafter	791,845
Total lease payments	$ 1,193,730